TRADE RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current trade receivables
Total current trade receivables	$ 17,415	$ 2,588
Non-current trade receivables
Ordinary receivables	38
Contractual asset IFRS 15	23
Non-current trade receivables	61
Total trade receivables, net	17,476	2,588
Gross carrying value
Current trade receivables
Ordinary receivables	19,910	3,242
Contractual asset IFRS 15	62
Companies under section 33 - Law No. 19,550 and related parties	92	59
Accumulated impairment
Current trade receivables
Allowance for doubtful accounts	$ (2,649)	$ (713)